FVM - Movements of level 3 instruments - Assets (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January	[1]	SFr 341,298
Transfers into Level 3		1,400
Transfers out of Level 3		(1,100)
Balance as of 31 December	[1]	316,629		SFr 341,298
Level 3 assets		5,500		6,900
Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		1,700		2,100
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		700		900
Sales		(3,800)		(6,800)
Issuances		2,700		4,100
Settlements		0		0
Transfers into Level 3		900		1,700
Transfers out of Level 3		(200)		(300)
Foreign currency translation		0		(100)
Balance as of 31 December		2,000	[2]	1,700
Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		600		700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		100		200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		100
Purchases		400		600
Sales		(700)		(800)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		100
Transfers out of Level 3		0		(100)
Foreign currency translation		0		(100)
Balance as of 31 December		600	[2]	600
Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		700		800
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(100)
Purchases		100		100
Sales		(2,800)		(5,200)
Issuances		2,700		4,100
Settlements		0		0
Transfers into Level 3		0		1,100
Transfers out of Level 3		(100)		(200)
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	700
Financial assets held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		400		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		200		200
Sales		(300)		(800)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		800		500
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		900	[2]	400
Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		2,100		3,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		200		(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(100)
Purchases		0		100
Sales		0		0
Issuances		400		700
Settlements		(1,200)		(1,900)
Transfers into Level 3		100		500
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance as of 31 December		1,400	[2]	2,100
Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		200		100
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		100
Sales		0		0
Issuances		200		0
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	200
Financial assets designated at fair value | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		1,200		1,700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		200		(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(100)
Purchases		0		0
Sales		0		0
Issuances		100		600
Settlements		(600)		(1,000)
Transfers into Level 3		0		400
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance as of 31 December		800	[2]	1,200
Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		600		1,500
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		(600)		(900)
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		200	[2]	600
Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		500		700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		100
Sales		0		(100)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	500
Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		2,500		2,900
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(300)		(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(400)		(500)
Purchases		0		0
Sales		0		0
Issuances		900		1,000
Settlements		(1,200)		(1,900)
Transfers into Level 3		400		1,300
Transfers out of Level 3		(800)		(400)
Foreign currency translation		0		0
Balance as of 31 December		1,500	[2]	2,500
Positive replacement values | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		500		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(300)
Purchases		0		0
Sales		0		0
Issuances		0		100
Settlements		(200)		(600)
Transfers into Level 3		100		700
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance as of 31 December		300	[2]	500
Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		1,300		1,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(200)		(200)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		(100)
Purchases		0		0
Sales		0		0
Issuances		0		600
Settlements		(300)		(700)
Transfers into Level 3		0		400
Transfers out of Level 3		(400)		(100)
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	1,300
Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		700		1,000
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		900		400
Settlements		(700)		(600)
Transfers into Level 3		300		200
Transfers out of Level 3		(400)		(200)
Foreign currency translation		0		0
Balance as of 31 December		700	[2]	700
UBS AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January	[1]	341,056
Transfers into Level 3		1,400
Transfers out of Level 3		(1,100)
Balance as of 31 December	[1]	316,353		341,056
Level 3 assets		5,500		6,900
UBS AG | Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		1,700		2,100
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		700		900
Sales		(3,800)		(6,800)
Issuances		2,700		4,100
Settlements		0		0
Transfers into Level 3		900		1,700
Transfers out of Level 3		(200)		(300)
Foreign currency translation		0		(100)
Balance as of 31 December		2,000	[2]	1,700
UBS AG | Financial assets held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		600		700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		100		200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		100
Purchases		400		600
Sales		(700)		(800)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		100
Transfers out of Level 3		0		(100)
Foreign currency translation		0		(100)
Balance as of 31 December		600	[2]	600
UBS AG | Financial assets held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		700		800
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(100)
Purchases		100		100
Sales		(2,800)		(5,200)
Issuances		2,700		4,100
Settlements		0		0
Transfers into Level 3		0		1,100
Transfers out of Level 3		(100)		(200)
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	700
UBS AG | Financial assets held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		400		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		200		200
Sales		(300)		(800)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		800		500
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		900	[2]	400
UBS AG | Financial assets designated at fair value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		2,100		3,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		200		(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(100)
Purchases		0		100
Sales		0		0
Issuances		400		700
Settlements		(1,200)		(1,900)
Transfers into Level 3		100		500
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance as of 31 December		1,400	[2]	2,100
UBS AG | Financial assets designated at fair value | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		200		100
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		100
Sales		0		0
Issuances		200		0
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	200
UBS AG | Financial assets designated at fair value | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		1,200		1,700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		200		(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(100)
Purchases		0		0
Sales		0		0
Issuances		100		600
Settlements		(600)		(1,000)
Transfers into Level 3		0		400
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance as of 31 December		800	[2]	1,200
UBS AG | Financial assets designated at fair value | Structured reverse repurchase and securities borrowing agreements
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		600		1,500
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		(600)		(900)
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		200	[2]	600
UBS AG | Financial assets available for sale
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		500		700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		100
Sales		0		(100)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	500
UBS AG | Positive replacement values
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		2,500		2,900
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(300)		(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(400)		(500)
Purchases		0		0
Sales		0		0
Issuances		900		1,000
Settlements		(1,200)		(1,900)
Transfers into Level 3		400		1,300
Transfers out of Level 3		(800)		(400)
Foreign currency translation		0		0
Balance as of 31 December		1,500	[2]	2,500
UBS AG | Positive replacement values | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		500		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(300)
Purchases		0		0
Sales		0		0
Issuances		0		100
Settlements		(200)		(600)
Transfers into Level 3		100		700
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance as of 31 December		300	[2]	500
UBS AG | Positive replacement values | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		1,300		1,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(200)		(200)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		(100)
Purchases		0		0
Sales		0		0
Issuances		0		600
Settlements		(300)		(700)
Transfers into Level 3		0		400
Transfers out of Level 3		(400)		(100)
Foreign currency translation		0		0
Balance as of 31 December		500	[2]	1,300
UBS AG | Positive replacement values | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance as of 1 January		700		1,000
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		(100)		(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		900		400
Settlements		(700)		(600)
Transfers into Level 3		300		200
Transfers out of Level 3		(400)		(200)
Foreign currency translation		0		0
Balance as of 31 December		SFr 700	[2]	SFr 700

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 31 December 2017 were CHF 5.5 billion (31 December 2016: CHF 6.9 billion). Total Level 3 liabilities as of 31 December 2017 were CHF 15.7 billion (31 December 2016: CHF 15.1 billion).